Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, finished goods, work-in-process, and raw materials and supplies [Abstract]
Finished goods	$ 3,027	$ 3,329
Work-in-process	227	178
Raw materials and supplies	1,550	1,394
Total inventories	$ 4,804	$ 4,901
LIFO method related items [Abstract]
Percentage of inventories valued using the LIFO method (in hundredths)	77.00%	80.00%
Excess of inventories at estimated net realizable value over LIFO cost after lower of cost or market charges	$ 1,586	$ 2,503
Lower of cost or market inventory valuation charge (benefit) [Abstract]
LCM inventory valuation charge (benefit)	$ 0	$ 0	$ 16